Segment Information - Income Tax Provision by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Income tax expense (benefit)	$ (52)	$ 12	$ 53
Operating Segments
Segment Reporting Information [Line Items]
Income tax expense (benefit)	(50)	42	29
Operating Segments | Retirement Services
Segment Reporting Information [Line Items]
Income tax expense (benefit)	(46)		29
Operating Segments | Corporate and Other
Segment Reporting Information [Line Items]
Income tax expense (benefit)	(4)	3	0
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Income tax expense (benefit)	$ (2)	$ (30)	$ 24